Schedule of revenue performance obligations (Details) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Remaining performance obligations for customer contracts	kr 2,023,138	kr 2,507,032